BASIS OF PRESENTATION	9 Months Ended
Sep. 25, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

Principles of consolidation

The condensed interim consolidated financial statements include the accounts of Dinewise, Inc. and its wholly-owned subsidiaries. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and SEC rules for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The consolidated financial statements included herein should be read in conjunction with the annual consolidated financial statements and the footnotes thereto contained in the Company’s annual report to the Securities and Exchange Commission for the fiscal year ended on December 26, 2010, filed as part of this Form 10.  In our opinion, the information presented reflects all adjustments necessary for a fair statement of interim results. All such adjustments are of a normal and recurring nature. The foregoing interim results are not necessarily indicative of the results of operations for the full year ending December 25, 2011.

Fiscal year

The Company's fiscal year ends on the last Sunday in December. The Company's 2011 nine-month period consisted of the thirty-nine weeks, which began on December 27, 2010 and ended on September 25, 2011. The Company's 2010 nine-month period consisted of the thirty-nine weeks, which began on December 29, 2009 and ended on September 27, 2010.